Other Receivables	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Other Receivables
11	OTHER RECEIVABLES

	December 31, 2022	December 31, 2021
	S$’000	S$’000
Prepayments	5,563	6,395
Deposits	9,186	7,476
Others	6,155	4,120

	20,904	17,991

Analysed as:
Current	15,885	13,220
Non-current	5,019	4,771

	20,904	17,991

Non-current
other receivables relate to refundable deposits for office tenancies and utilities that are non-interest
bearing and are
refundable
in years 2024 to 2027 (2021: 2023 to 2026).
For purpose of impairment assessment, other receivables are considered to have low credit risk as they are not due for payment at the end of the reporting period and there has been no significant increase in the risk of default on the receivables since initial recognition. Accordingly, for the purpose of impairment assessment for these receivables, the loss allowance is measured at an amount equal to
12-month
ECL.
In determining the ECL, management has taken into account the historical default experience and the financial position of the counterparties, adjusted for factors that may be specific to the debtors in estimating the probability of default of each of these receivables, as well as the loss upon default in each case. Management has determined that those receivables are subject to immaterial credit loss and adequate loss allowance has been provided.